Intangible Assets and Goodwill - Schedule of Definite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Mar. 31, 2017
Finite Lived Intangible Assets [Line Items]
Gross value	$ 88,377	$ 80,347	$ 88,347
Accumulated amortization	(37,000)	(29,755)	(38,765)
Accumulated impairment charges	(19,231)	(19,231)	(19,231)
Carrying amount	32,146	31,131	30,351
Adjustment
Finite Lived Intangible Assets [Line Items]
Carrying amount		31,361
Trademarks
Finite Lived Intangible Assets [Line Items]
Gross value	9,690	9,690	9,690
Accumulated amortization	(4,845)	(3,876)	(5,085)
Carrying amount	$ 4,845	$ 5,814	4,605
Weighted average remaining useful life	5 years	6 years
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross value	$ 50,557	$ 42,557	50,557
Accumulated amortization	(17,150)	(13,618)	(17,791)
Accumulated impairment charges	(11,076)	(11,076)	(11,076)
Carrying amount	$ 22,331	$ 17,863	21,690
Weighted average remaining useful life	6 years 5 months	6 years
Developed Technology
Finite Lived Intangible Assets [Line Items]
Gross value	$ 28,100	$ 28,100	28,100
Accumulated amortization	(14,975)	(12,261)	(15,889)
Accumulated impairment charges	(8,155)	(8,155)	(8,155)
Carrying amount	$ 4,970	$ 7,684	$ 4,056
Weighted average remaining useful life	2 years	3 years
Backlog
Finite Lived Intangible Assets [Line Items]
Gross value	$ 30
Accumulated amortization	$ (30)
Weighted average remaining useful life	0 years